Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 3,604,316	$ 3,453,032
Interest-bearing deposits in other financial institutions	8,889,574	8,850,168
Cash and cash equivalents	12,493,890	12,303,200
Available-for-sale securities	86,467,985	97,692,685
Held-to-maturity securities	60,993	79,162
Stock in Federal Home Loan Bank, at cost	3,156,900	2,885,100
Mortgage loans held for sale	1,214,632	623,432
Loans receivable, net of allowance for loan losses at December 31, 2014 and 2013 - $6,588,597 and $7,801,600, respectively	486,586,636	464,379,854
Loans	1,704,374	1,462,881
Investments and interest-bearing deposits	325,684	389,760
Prepaid expenses and other assets	4,530,191	5,536,879
Foreclosed assets held for sale	3,165,447	3,821,976
Premises and equipment, net	10,602,763	10,886,720
Bank owned life insurance	14,417,220	14,043,697
Income taxes receivable	320,416	504,138
Deferred income taxes	3,412,513	5,278,651
	628,459,644	619,888,135
LIABILITIES
Deposits	479,818,282	487,318,939
Federal Home Loan Bank and Federal Reserve Bank advances	60,350,000	55,350,000
Securities sold under agreements to repurchase	10,000,000	10,000,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	143,984	149,668
Accrued expenses and other liabilities	963,386	998,934
Accrued interest payable	242,145	250,361
	566,982,797	569,532,902
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2013 - 12,000 shares		11,983,790
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2014 and 2013 - 6,823,203 and 6,783,603 shares, respectively	682,320	678,360
Additional paid-in capital	50,366,546	57,655,031
Retained earnings, substantially restricted	48,549,691	43,769,485
Unrealized loss on available-for-sale securities, net of income taxes; December 31, 2014 and 2013 - ($263,358) and ($1,471,923), respectively	(448,421)	(2,506,248)
	99,150,136	111,580,418
Treasury stock, at cost; December 31, 2014 and December 31, 2013 - 2,492,552 and 4,051,248 shares, respectively	(37,673,289)	(61,225,185)
	61,476,847	50,355,233
	$ 628,459,644	$ 619,888,135